Document and Entity Information Document	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	PPD, Inc.
Entity Central Index Key	0001793294
Document Type	8-K
Document Period End Date	May 21, 2020
Amendment Flag	false
Entity Emerging Growth Company	false